Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Freight and custody	₩ 1,428,012	₩ 1,446,628	₩ 1,414,940
Sales commissions	86,851	73,941	79,080
Total Selling expenses	376,940	368,318	369,245
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	180,503	180,341	184,675
Operating expenses for distribution center	6,977	9,222	10,614
Sales commissions	86,851	73,941	79,080
Sales advertising	1,284	1,552	4,821
Sales promotion	7,086	9,989	13,792
Sample	1,650	2,287	2,716
Sales insurance premium	30,364	32,632	37,251
Contract cost	46,247	38,081	16,992
Others	₩ 15,978	₩ 20,273	₩ 19,304